THE FLEX-PARTNERS


                           INTERNATIONAL EQUITY FUND
                               1999 ANNUAL REPORT
                                December 31, 1999



                                    THE FLEX-PARTNERS
                                    Distributed by Adviser Dealer Services, Inc.
                                    P.O. Box 7177 Dublin OH 43017 (800)494-FLEX

The Flex-Partners Funds 1999 Annual Report
INTERNATIONAL EQUITY FUND


[PHOTO] Charles Brand, Portfolio Manager

   The International Equity Fund finished 1999 with a strong 4th Quarter return of 20.57% before sales charges. For the year, the Fund returned 30.07% before sales charges. This performance compares favorably against the MSCI EAFE Index* which returned 16.99% for the quarter and 26.96% for the year.

   International markets began the year mixed, but gradually gained strength as recovery in Japan and the Far East took hold, and merger activity swept across Europe and the United Kingdom. The key to the strong performance of the Fund was stock selection and sector allocation. In Asia, large-cap stocks tended to outperform, benefiting from a wave of restructuring across the region. Exposure to capital equipment, electronics, telecommunications, and technology stocks helped the Fund.

   In Europe, merger activity and corporate restructuring aided the Fund throughout the year. Technology and telecom stocks gained strength near the end of the year and helped fund returns. Returns from European investments were reduced by a 6% depreciation in the euro/dollar exchange rate, and U.K. markets were hampered by interest rate worries.

     For the year ahead we expect Europe and Asia to see further support from economic recovery and corporate restructuring. The U.K. may continue to underperform, constrained by rising interest rates and heavy pressure on corporate profit margins. We also expect the strong technology rally to continue in 2000.

IN EXCHANGE FOR GREATER POTENTIAL REWARDS, FOREIGN INVESTMENTS INVOLVE GREATER RISK THAN U.S. INVESTMENTS. THESE RISKS INCLUDE POLITICAL AND ECONOMIC UNCERTAINTIES OF FOREIGN COUNTRIES AND CURRENCY FLUCTUATIONS. THESE RISKS MAY BE MAGNIFIED IN COUNTRIES WITH EMERGING MARKETS, SINCE THOSE COUNTRIES MAY HAVE RELATIVELY UNSTABLE GOVERNMENTS AND LESS ESTABLISHED ECONOMIES.

* THE MSCI EAFE INDEX IS AN UNMANAGED INDEX, INCURRING NO SALES CHARGES, EXPENSES, OR FEES. PAST PERFORMANCE OF AN INDEX IS NOT A GUARANTEE OF FUTURE RESULTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represents total returns and average annual total returns for the periods ended 12/31/99. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment value and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Adviser waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of The International Equity Fund during each of the periods shown above. To obtain a prospectus containing more complete information about The Flex-Partners Funds, including other fees and expenses that apply to a continued investment in the Funds, you may call The Flex-Partners at (800)494-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.


1999 PERFORMANCE

   Period & Average Annual Total Returns as of 12/31/99

-----------------------------------------------------------
   Before Sales Charges
-----------------------------------------------------------
   One Year                                    30.07%
   Life of Fund*                               19.65%
-----------------------------------------------------------
-----------------------------------------------------------
   Net of Sales Charges**
-----------------------------------------------------------
   One Year                                    22.61%
   Life of Fund*                               16.65%
-----------------------------------------------------------

*    Inception Date 9/2/97.
**   Reflects deduction of 5.75% maximum sales charge.



[GRAPH] The following information was presented as a pie chart:


REGIONAL HOLDINGS as of 12/31/99

1) Europe (ex. U.K.)          48.61%
2) Japan                      27.01%
3) United Kingdom             18.67%
4) Pacific Rim (ex Japan)      3.33%
5) Australia/New Zealand       2.38%

                            INTERNATIONAL EQUITY FUND
                PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1999

                                                           SHARES OR FACE
 INDUSTRIES/CLASSIFICATIONS                                    AMOUNT           VALUE
 --------------------------                                    ------           -----

  COMMON STOCKS - 100.0%

       ADVERTISING - 0.8%
                   Telefonica Publicidad e Informacion, SA#        2,800 $      135,620
                   WPP Group PLC                                   2,620         41,525
                                                                                177,145

       AEROSPACE/DEFENSE - 0.6%
                   British Aerospace PLC                          12,118         80,269
                   Finmeccanica Spa #                             60,000         68,663
                                                                                148,932

       AIR TRANSPORT - 0.3%
                   Cathay Pacific Airways                          6,000         10,690
                   Japan Airlines Co.                             10,000         29,639
                   Singapore Airlines Ltd.                         2,500         28,361
                                                                                 68,690

       APPAREL - 0.2%
                   Alexon Group PLC #                              3,181          5,910
                   Espirit Holdings Ltd.                          12,000         12,967
                   Onward Kashiyama Co., Ltd.                      2,000         27,389
                                                                                 46,266

       AUTO & TRUCK - 3.2%
                   Autobacs Seven                                    300          9,831
                   Daimler Chrysler AG                             1,700        131,575
                   GKN Ord.                                        2,934         46,217
                   Honda Motor Co., Ltd.                           2,000         74,342
                   Nissan Motor Co., Ltd.                          7,000         27,526
                   Toyota Motor Corp.                              9,000        435,782
                                                                                725,273

       AUTOPARTS - 0.3%
                   Denso Corp.                                     3,000         71,603

       BANKING - 12.6%
                   Abbey National PLC #                            2,519         40,290
                   Allied Irish Banks PLC                          7,632         86,727
                   Argentaria, Caja Postal y Banco                 4,000         93,679
                     Hipotecario de Espana, SA
                   Asahi Bank Ltd.                                 5,000         30,813
                   Banca Nazionale del Lavoro #                   31,440        104,467
                   Bank of Fukuoka Ltd.                            4,000         27,741
                   Bank of Tokyo-Mitsubishi Ltd.                   7,000         97,506
                   Bank of Yokohama Ltd.                           5,000         23,036
                   Banque Nationale de Paris                         750         68,965
                   Barclays PLC                                    3,548        102,147
                   Chiba Bank Ltd.                                 6,000         33,219
                   Christiania Bank Og Kreditkasse                19,100         93,931
                   Commonwealth Bank of Australia                  2,050         35,325
                   Credit Lyonnais #                               1,600         72,920
                   Credit Suisse Group                               500         99,497
                   Dai-Ichi Kangyo Bank Ltd.                       6,000         56,050
                   Daiwa Bank Ltd.                                 6,000         17,607
                   DBS Group Holdings Ltd.                         2,395         39,246
                   Deutsche Bank AG                                1,720        145,468
                   Entrium Direct Bankers AG #                     4,700         71,715
                   Halifax PLC                                     3,230         35,824
                   Hang Seng Bank Ltd.                             3,600         41,101





                                                           SHARES OR FACE
 INDUSTRIES/CLASSIFICATIONS                                    AMOUNT           VALUE
 --------------------------                                    ------           -----

                   HSBC Holdings PLC                              20,157        281,194
                   HypoVereinsbank AG                              1,400         95,988
                   Industrial Bank of Japan Ltd.                   6,000         57,811
                   ING Groep NV                                    2,796        168,238
                   Malayan Banking Bhd                             2,000          7,106
                   Mitsubishi Trust                                2,000         17,607
                   National Australia Bank Ltd.                    3,190         48,829
                   National Bank of Greece SA                        780         57,593
                   Overseas-Chinese Banking Corp., Ltd.            3,150         28,929
                   Royal Bank of Scotland Group PLC                2,063         36,596
                   San Paolo - IMI SpA                             5,600         75,835
                   Sanwa Bank Ltd.                                 4,000         48,636
                   Schroders PLC                                     975         19,627
                   Softbank Corp.                                    200        191,333
                   Sumitomo Bank Ltd.                              9,000        123,164
                   Sumitomo Trust                                  4,000         26,998
                   Tokai Bank Ltd.                                 5,000         31,498
                   Unicredito Italiano Spa                        25,000        122,470
                   United Overseas Bank Ltd.                       2,112         18,635
                                                                              2,875,361

       BEVERAGE -- ALCOHOLIC - 0.5%
                   Bass PLC                                        2,244         27,934
                   Diageo PLC                                      7,240         58,251
                   Foster's Brewing Group Ltd.                     8,300         23,828
                   Fraser & Neave Ltd.                             1,000          3,692
                                                                                113,705

       BROADCASTING -- CABLE TV - 0.7%
                   British Sky Broadcasting Group PLC              3,910         62,949
                   Reuters Holdings PLC                            4,268         58,576
                   Television Broadcasts Ltd.                      1,000          6,818
                   Tokyo Broadcasting System, Inc.                 1,000         33,845
                                                                                162,188

       BROADCASTING & PUBLISHING - 0.4%
                   Austar United Communications Ltd. #             3,900         15,629
                   News Corporation Ltd.                           8,660         84,143
                                                                                 99,772

       BUILDING & CONSTRUCTION - 1.8%
                   Acciona SA                                      1,500         84,324
                   AMEC plc                                        3,000         11,972
                   Compagnie de Saint Gobain                         400         74,968
                   CRH PLC                                         5,040        108,271
                   Obayashi Corp.                                 14,000         66,145
                   RMC Group PLC                                   1,684         23,126
                   Sekisui House                                   3,000         26,558
                   Tostem Corp.                                    1,000         17,950
                                                                                413,314

       BUILDING MATERIALS - 0.1%
                   Meyer International PLC                         2,150         13,356

       CHEMICALS - 1.6%
                   Clariant                                          215        102,600
                   Denki Kagaku Kogyu                              7,000         20,884
                   Imperial Chemical Industries                    2,150         22,769
                   Laporte                                         1,130          9,858
                   Nippon Sanso Corp.                              4,000         11,738
                   SGL Carbon AG                                   1,000         66,254
                   Shin-Etsu Chemical Co., Ltd. #                  3,000        129,121
                                                                                363,224





                                                           SHARES OR FACE
 INDUSTRIES/CLASSIFICATIONS                                    AMOUNT           VALUE
 --------------------------                                    ------           -----

       CHEMICALS -- DIVERSIFIED - 1.5%
                   Aventis SA                                      4,550        262,281
                   BOC Group PLC                                     530         11,388
                   Dainippon Ink & Chemicals                       3,000          8,892
                   Henkel KGaA                                     1,150         75,615
                                                                                358,176

       COMPUTERS & PERIPHERALS - 2.9%
                   Atos SA #                                         425         70,224
                   Fujitsu Ltd.                                    5,000        227,918
                   Itochu Techno-Science Corp.                       100         62,310
                   Logica PLC                                      1,630         42,056
                   Misys PLC                                       2,982         46,491
                   NEC Corp.                                       3,000         71,457
                   Netcom AB #                                     1,150         81,060
                   The Sage Group PLC #                            4,790         58,466
                                                                                659,982

       CONTAINERS -- PAPER & PLASTIC - 0.1%
                   Bunzl PLC                                       6,100         33,606

       CONSUMER DURABLES - 0.2%
                   Unilever PLC                                    6,582         48,437

       COSMETICS - 0.4%
                   Kao Corp.                                       3,000         85,542

       DATA PROCESSING - 0.0%
                   Industri-Matematik International Corp. -        2,000         12,250
                     ADR #

       DISTRIBUTION WHOLESALER - 0.3%
                   Marubeni Corp.                                 10,000         41,964
                   Mitsui & Co.                                    5,000         34,970
                                                                                 76,934

       DIVERSIFIED - 2.8%
                   Arriva PLC                                        146            571
                   Bodycote International PLC                      1,407          6,797
                   Brambles Industries Ltd.                        1,050         29,056
                   Broken Hill Proprietary Co., Ltd.               3,850         50,588
                   Granada Group PLC                               2,954         29,947
                   Hays PLC                                          900         14,337
                   Hutchison Whampoa Ltd.                          8,000        116,293
                   Invensys PLC                                    8,738         47,575
                   Lagardere SCA                                   2,000        108,416
                   Mitsubishi Corp.                                5,000         38,589
                   Swire Pacific Ltd.                              3,000         17,714
                   Vivendi                                         2,000        179,990
                                                                                639,873

       DRUG - 2.1%
                   Pharmacia & Upjohn, Inc.                        1,700         77,347
                   Rhodia SA                                       4,050         91,232
                   Roche Holdings AG                                   7         83,181
                   Sankyo Co., Ltd.                                2,000         41,084
                   Smithkline Beecham PLC                         13,842        176,669
                                                                                469,513

       ELECTRIC PRODUCTION -- MISCELLANEOUS - 1.5%
                   Chubu Electric Power Co., Inc.                  1,800         29,316
                   CLP Holdings Ltd.                               7,500         34,540





                                                           SHARES OR FACE
 INDUSTRIES/CLASSIFICATIONS                                    AMOUNT           VALUE
 --------------------------                                    ------           -----

                   Hitachi Ltd.                                   11,000        176,465
                   Sanyo Electric Co., Ltd.                        9,000         36,535
                   Scottish Power PLC                              4,963         37,605
                   Tenaga Nasional Bhd                             1,000          2,579
                   Tokyo Electric Power Co.                        1,400         37,523
                                                                                354,563

       ELECTRONIC COMPONENT -- MISCELLANEOUS - 7.4%
                   Arm Holdings PLC #                                220         14,846
                   Electrocomponents PLC                           2,150         23,811
                   Epcos AG #                                        970         72,543
                   Hirose Electric Co., Ltd.                         500        112,051
                   Idec Izumi Corp.                                2,000         22,890
                   Johnson Electric Holdings Ltd.                  2,000         12,838
                   Kyocera Corp.                                     700        181,454
                   Mabuchi Motor Co., Ltd.                           900        156,970
                   Matsushita Electric Industrial Co., Ltd.        4,000        110,731
                   Minebea Co., Ltd.                               2,000         34,295
                   Murata Manufacturing Co., Ltd.                  1,000        234,765
                   Perlos Oyj #                                    4,000        140,539
                   Sony Corp.                                      1,000        296,390
                   STMicroelectronics NV                           1,100        168,727
                   Sumitomo Electric Industries                    4,000         46,210
                   Yakult Honsha Co., Ltd.                         6,000         52,235
                                                                              1,681,295

       ENGINEERING RESEARCH & DEVELOPMENT - 0.1%
                   Sembcorp Industries Ltd.                        3,000          4,088
                   Singapore Technologies Engineering Ltd.         6,000          9,292
                                                                                 13,380

       ENTERTAINMENT/MEDIA - 0.3%
                   Pearson PLC                                     2,146         69,480

       FINANCE - 1.8%
                   Acom Co., Ltd.                                    500         48,958
                   Lend Lease Corp., Ltd.                          1,300         18,225
                   Lloyds TSB Group PLC                           12,052        150,805
                   Nomura Securities Co., Ltd.                     5,000         90,238
                   Orix Corp.                                        100         22,518
                   Takefuji Corp.                                    400         50,044
                                                                                380,788

       FINANCIAL SERVICES - 0.8%
                   Daiwa Securities Group, Inc.                    4,000         62,565
                   Legal & General Group PLC                      16,724         45,528
                   Unidanmark A/S                                  1,150         81,105
                                                                                189,198

       FOOD -- DIVERSIFIED - 2.7%
                   Cadbury Schweppes PLC                           5,920         35,771
                   Carrefour SA                                      750        137,854
                   Danone                                            300         70,470
                   Nestle SA                                         100        183,401
                   Nippon Meat Packers, Inc.                       2,000         25,922
                   Nissin Food Products                            1,000         23,525
                   Royal Canin SA                                  1,300         91,285
                   Tesco PLC                                      16,517         50,234
                                                                                618,462

       HOTEL/GAMING - 0.7%
                   Accor SA                                        2,800        134,833





                                                           SHARES OR FACE
 INDUSTRIES/CLASSIFICATIONS                                    AMOUNT           VALUE
 --------------------------                                    ------           -----

                   Genting Bhd                                     1,000          3,553
                   Hilton Group PLC                                6,073         19,451
                                                                                157,837

       HOUSEHOLD PRODUCTS - 1.3%
                   Asahi Glass Co., Ltd.                           5,000         38,687
                   Electrolux  AB                                   4000        100,897
                   Hunter Douglas NV                               2,714         73,560
                   Societe Europeenne des Satellites                 500         72,779
                                                                                285,923

       INSURANCE -- MULTILINE - 0.6%
                   Allied Zurich AG #                              3,516         41,439
                   Prudential Corp., PLC                           3,625         71,450
                   Royal & Sun Alliance Insurance Group PLC        3,477         26,486
                                                                                139,375

       INSURANCE - 2.3%
                   Axa                                             1,050        145,879
                   Fortis AG                                       2,500         89,895
                   Muenchener Rueckversicherungs -                   430        108,561
                     Gesellschaft AG
                   Skandia Forsakrings AB                          4,500        136,317
                   Tokio Marine & Fire Insurance Co.               4,000         46,757
                                                                                527,409

       INTERNET -- SOFTWARE - 0.8%
                   Brokat Infosystems AG #                           520        104,922
                   Freenet.de AG #                                   750         82,065
                                                                                186,987


       INVESTMENT COMPANIES - 0.5%
                   Amvescap PLC                                    1,100         12,796
                   NH Hoteles SA #                                 7,000         78,561
                   Parques Reunidos SA #                           3,000         16,262
                   Sime Darby Bhd                                  1,000          1,269
                                                                                108,888

       MACHINERY - 3.0%
                   Amada Co., Ltd.                                 6,000         32,808
                   Kubota Corp.                                   11,000         42,072
                   Mannesmann AG                                   1,200        290,313
                   Schneider Electric SA                           1,500        117,375
                   Sidel SA                                          750         77,171
                   Toshiba Machine Co., Ltd.                      15,000         24,210
                   Usinor SA                                       5,000         93,609
                                                                                677,558

       MANUFACTURING - 2.0%
                   ABB Ltd. #                                        891        109,099
                   FKI PLC                                         4,770         18,495
                   Mitsubishi Heavy Industries Ltd.                9,000         30,021
                   NTN Corp.                                       8,000         23,633
                   Siemens AG                                      1,200        152,686
                   Veba AG                                         2,500        120,889
                                                                                454,823

       MEDICAL PRODUCTS - 3.6%
                   AstraZeneca Group PLC                           4,068        168,776
                   Glaxo Wellcome PLC                              7,537        213,094
                   Novartis AG                                       215        316,045
                   Takeda Chemical Industries                      2,000         98,797
                   Terumo Corp.                                    1,000         26,704
                                                                                823,416





                                                           SHARES OR FACE
 INDUSTRIES/CLASSIFICATIONS                                    AMOUNT           VALUE
 --------------------------                                    ------           -----

       MINING - 0.5%
                   Mitsui Mining & Smelting Co., Ltd.              5,000         23,623
                   Rio Tinto Ltd.                                  1,590         34,179
                   Rio Tinto PLC                                   2,260         54,586
                                                                                112,388

       NETWORKING PRODUCT - 0.5%
                   Equant NV #                                     1,000        113,134

       OFFICE AUTOMATION & EQUIPMENT - 0.3%
                   Canon, Inc.                                     2,000         79,429

       OIL & NATURAL GAS - 7.1%
                   Amp Ltd.                                        2,140         23,661
                   BG PLC                                          7,196         46,501
                   British Petroleum Co., PLC                     44,658        449,130
                   Centrica PLC #                                 12,070         34,223
                   ENI SpA                                        16,650         91,259
                   Hong Kong & China Gas Co., Ltd.                 8,800         12,056
                   LASMO PLC                                       6,900         13,126
                   Nippon Oil Co.                                  4,000         17,607
                   PowerGen PLC                                    1,900         13,660
                   Repsol - YPF, SA                                6,500        150,206
                   Royal Dutch Petroleum Co.                       5,250        320,692
                   Shell Transport & Trading Co.                   1,618         13,449
                   Tokyo Gas Co.                                  23,000         56,021
                   Total Fina SA                                   2,748        365,512
                                                                              1,607,103

       OPTICAL SUPPLIES - 0.1%
                   Paris Miki, Inc.                                  400         28,720

       PAPER & FOREST PRODUCTS - 1.5%
                   Nippon Paper Industries Co., Ltd.               2,000         11,014
                   Stora Kopparbergs Bergslags Aktiebolag         14,877        256,019
                   UPM - Kymmene Oyj                               1,600         64,246
                                                                                331,279

       PRINTING -- COMMERCIAL - 0.2%
                   Dai Nippon Printing Co., Ltd.                   3,000         47,833

       PROTECTION -- SAFETY EQUIPMENT - 0.5%
                   Secom Co., Ltd.                                 1,000        110,046

       PUBLISHING - 1.0%
                   Johnston Press PLC                              2,046         12,065
                   Singapore Press Holdings Ltd.                     946         20,499
                   South China Morning Post Holdings Ltd.          9,000          7,757
                   Verenigde Nederlandse Uitgeversbedrijven        3,400        178,095
                     Verenigd Bezit
                                                                                218,416

       REAL ESTATE MANAGEMENT & INVESTMENT - 1.5%
                   British Land Co., PLC                           3,668         24,297
                   Chelsfield PLC                                  1,620          8,218
                   Cheung Kong Holdings Ltd.                       6,000         76,221
                   City Developments Ltd.                          4,000         23,409
                   DBS Land Ltd.                                   1,000          1,969
                   HKR International Ltd.                         12,080          8,469
                   Land Securities PLC                             2,094         23,478
                   Mitsubishi Estate Co., Ltd.                     9,000         87,773
                   New World Development Co., Ltd.                 4,000          9,005
                   Sun Hung Kai Properties Ltd.                    5,000         52,100
                   Westfield Holdings Ltd.                         4,200         26,157
                                                                                341,096





                                                           SHARES OR FACE
 INDUSTRIES/CLASSIFICATIONS                                    AMOUNT           VALUE
 --------------------------                                    ------           -----

       RECREATION - 0.2%
                   TAB Ltd.                                        9,590         17,514
                   TABCORP Holdings Ltd.                           2,800         18,972
                                                                                 36,486

       RETAIL - 0.8%
                   Coles Myer Ltd.                                 3,200         16,540
                   Cycle & Carriage Ltd.                           1,000          3,091
                   Isetan Co., Ltd.                                7,000         51,355
                   Matalan PLC                                       600         16,503
                   Next PLC                                        2,200         21,113
                   Otsuka Kagu Ltd.                                  200         53,800
                   Ryohin Keikaku Co. Ltd.                           100         20,063
                                                                                182,465

       RETAIL GROCERY - 0.7%
                   Ito-Yokado Co., Ltd.                            1,000        108,579
                   Superdiplo SA #                                 3,000         57,219
                                                                                165,798

       RETAIL STORE - 0.2%
                   Debenhams PLC                                   1,627          5,099
                   Kingfisher PLC                                  3,277         36,372
                                                                                 41,471

       SHIP BUILDING - 0.0%
                   Keppel Corp., Ltd.                              2,000          5,234


       STEEL -- INTEGRATED - 0.6%
                   Corus Group PLC                                 9,900         25,751
                   Kawasaki Steel Corp.                           23,000         41,172
                   Nippon Steel Corp.                             28,000         65,460
                                                                                132,383

       TELECOMMUNICATIONS - 5.9%
                   Cable & Wireless PLC                           26,062         75,268
                   DDI Corp.                                           1         13,695
                   Deutsche Telekom AG                             3,500        251,213
                   Europolitan Holdings AB                         3,500         61,882
                   Fujikura                                        7,000         27,800
                   Nippon Telegraph & Telephone Corp.                 27        462,193
                   Portugal Telecom SA                            12,800        139,929
                   PT Multimedia #                                 1,250         70,859
                   Singapore Telecommunications Ltd.              12,000         24,778
                   Swisscom AG                                       170         68,834
                   Telecom Corporation of New Zealand Ltd.         7,300         34,249
                   Telestra Corp., Ltd. #                          1,100          3,881
                   Versatel Telecom International NV #             3,000        105,404
                                                                              1,339,985

       TELECOMMUNICATION EQUIPMENT - 8.6%
                   Alcatel Alsthom                                   950        217,434
                   France Telecom SA                               2,700        355,875
                   Marconi PLC                                     5,158         91,291
                   Nokia Oyj                                       2,850        514,975
                   Telefonaktiebolaget LM Ericsson                 4,900        315,928
                   Teleste Corp.                                   6,325        102,859
                   Vodafone AirTouch PLC                          72,805        360,811
                                                                              1,959,173

       TELECOMMUNICATION SERVICES - 4.1%
                   British Telecommunications PLC                 14,574        356,247





                                                           SHARES OR FACE
 INDUSTRIES/CLASSIFICATIONS                                    AMOUNT           VALUE
 --------------------------                                    ------           -----

                   China Telecom Ltd. #                            2,000         12,504
                   KPNQwest NV #                                   2,500        165,886
                   Rank Group PLC                                  2,537          8,034
                   Sonera Group Oyj                                2,500        170,780
                   Telekom Malaysia Bhd                            1,000          3,869
                   Telestra Corp., Ltd.                           11,300         61,467
                   Thus PLC #                                      2,000         12,537
                   United Pan-Europe Communications NV #           1,100        140,238
                                                                                931,562

       TEXTILE PRODUCTS - 0.1%
                   Toray Industries, Inc.                          3,000         11,621

       TOBACCO - 0.2%
                   British American Tobacco Bhd                      200          1,527
                   British American Tobacco PLC                    6,120         34,779
                                                                                 36,306

       TRANSPORTATION - 1.6%
                   East Japan Railway Co.                              9         48,508
                   Malaysia International Shipping Bhd             1,000          1,645
                   National Express Group PLC                        989         11,664
                   Neptune Orient LNS #                            2,000          2,677
                   Nippon Yusen KK                                 6,000         24,533
                   Peninsular and Oriental Steam Navigation Co.    2,449         40,872
                   Railtrack Group PLC                             1,999         33,588
                   Stagecoach Holdings PLC                         2,700          6,958
                   TNT Post Group NV                               2,220         63,402
                   Tokyu Corp.                                     6,000         14,614
                   Yamato Transport Co., Ltd.                      3,000        116,209
                                                                                364,670

       TRAVEL SERVICES - 0.8%
                   Airtours PLC                                    1,880         11,542
                   Amadeus Global Travel Distribution SA #        10,750        169,964
                                                                                181,506

       WATER UTILITY - 0.2%
                   Kurita Water Industries Ltd.                    2,000         31,772
                   Severn Trent PLC                                  568          5,644
                                                                                 37,416

       TOTAL COMMON STOCKS
       (Cost  $17,080,297 )                                                  22,748,044

 TOTAL INVESTMENTS - 100.0%
 (Cost  $17,080,297 )                                                        22,748,044

 TRUSTEE DEFERRED COMPENSATION*

                   Flex-funds Highlands Growth Fund                  223          4,977
                   Flex-funds Muirfield Fund                         348          2,200
                   Flex-funds Total Return Utilities Fund             74          1,497
                   Flex-Partners International Equity Fund           173          2,973

       TOTAL TRUSTEE DEFERRED COMPENSATION
       (Cost  $10,980 )                                                         $11,647

ADR: American Depositary Receipt

#    Represents non-income producing securities.

* Assets of affiliates to the International Equity Fund held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

 Portfolio Composition by Country of Domicile as of 12/31/99.

       Australia - 2.23%                       Malaysia - 0.09%
       Belgium - 0.71%                         Netherlands - 5.35%
       Denmark - 0.36%                         New Zealand - 0.15%
       Finland - 4.36%                         Norway - 0.41%
       France - 13.18%                         Portugal - 0.93%
       Germany - 8.50%                         Singapore - 0.94%
       Greece - 0.25%                          Spain - 2.79%
       Hong Kong - 2.30%                       Sweden - 4.52%
       Ireland - 0.86%                         Switzerland - 4.23%
       Italy - 2.03%                           United Kingdom -
       Japan - 27.01%                          United States - 0.13%

 See accompanying notes to financial statements.




                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

                                                         INTERNATIONAL
                                                             EQUITY
                                                              FUND

  Assets:
   Investments, at value (cost $17,080,297)                  $22,748,044
   Cash                                                          717,323
   Receivable for capital stock issued                             8,493
   Dividends, interest and tax reclaims
      receivable, at value                                        49,180
   Receivable from investment adviser                             10,190
   Unamortized organization costs                                 15,553
   Trustee Deferred Compensation Plan asset,                      11,647
     at value ($10,980)
   Other assets                                                    7,220
   Total Assets                                               23,567,650

  Liabilites:
   Accrued management fees                                        18,652
   Accrued fund accounting fees                                    2,361
   Accrued transfer agent fees                                     1,787
    Accrued administrative fees                                    1,359
   Accrued 12b-1 distribution and shareholder service fees        27,506
   Trustee Deferred Compensation Plan, at value                   11,647
   Other accrued liabilities                                      30,212
   Total Liabilities                                              93,524

  Net Assets                                                 $23,474,126

  Components of Net Assets:
   Capital                                                   $17,359,464
   Accumulated undistributed net realized gains
      from investment and foreign currency transactions          446,914
   Net unrealized appreciation of
      investments and foreign currency                         5,667,748
  Total Net Assets                                           $23,474,126


  Outstanding units of beneficial interest (shares):           1,351,211

  Net asset value -- redemption price per share:                  $17.37

  Maximum sales charge                                              5.75%

  Maximum offering price per share
   (100%/(100% - sales charge) of net asset value
   adjusted to nearest cent)                                      $18.43

  See accompanying notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                        INTERNATIONAL
                                                            EQUITY
                                                             FUND

 Investment Income:
  Interest                                                       $2,759
  Dividends                                                     364,500
  Foreign taxes withheld                                        (38,471)
 Total Investment Income                                        328,788

 Expenses:
  Investment management fees                                    191,375
  Administration fees                                             9,569
  Distribution (12b-1) fees                                      45,690
  Fund accounting fees                                           29,999
  Transfer agent fees                                            19,138
  Audit fees                                                     16,870
  Legal fees                                                      1,109
  Custody fees                                                  106,725
  Trustees fees and expenses                                      9,570
  Postage expense                                                 1,233
  Registration expense                                            8,731
  Printing expense                                                3,248
  Amortization of organizational costs                            5,825
  Other expenses                                                  4,650
 Total Expenses                                                 453,732

  Expenses reimbursed by investment adviser                     (70,780)

 Net Expenses                                                   382,952

 NET INVESTMENT LOSS                                            (54,164)

 NET REALIZED AND UNREALIZED GAINS
  FROM INVESTMENTS:

  Net realized gains from investments
   and foreign currency transactions                          2,041,862
  Net change in unrealized appreciation
   of investments                                             3,448,137
 NET GAIN FROM INVESTMENTS                                    5,489,999

 NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                  $5,435,835

 See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
                                              Year Ended      Year Ended
                                               12/31/99        12/31/98
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS:
  Net investment income (loss)                ($54,164)        ($29,201)
  Net realized gains from investment and
   futures contract transactions             2,041,862          381,420
  Net change in unrealized appreciation
   of investments                            3,448,137        2,333,615

 Net increase in net assets
  resulting from operations                  5,435,835        2,685,834

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  In excess of net investment income               ---          (50,938)
  From net realized gains                   (1,691,362)         (98,118)

  Net decrease in net assets resulting
   from dividends and distributions         (1,691,362)        (149,056)

 CAPITAL TRANSACTIONS:
  Issued                                     1,527,830        5,048,139
  Reinvested                                 1,622,117          149,026
  Redeemed                                  (1,693,662)      (1,650,643)

 Net increase (decrease) in net assets
  resulting from capital share
  transactions                               1,456,285        3,546,522

 TOTAL INCREASE IN NET ASSETS                5,200,758         6,083,300

 NET ASSETS - Beginning of period           18,273,368        12,190,068

 NET ASSETS - End of period                $23,474,126       $18,273,368


 SHARE TRANSACTIONS:
  Issued                                        99,602           376,007
  Reinvested                                    99,846            10,299
  Redeemed                                    (111,391)         (123,624)

 Change in shares                               88,057           262,682

 See accompanying notes to financial statements.

 FINANCIAL HIGHLIGHTS
 INTERNATIONAL EQUITY FUND

                                          Year ended   Year ended   9/2/97* to
                                           12/31/99     12/31/98     12/31/97

 Net Asset Value, Beginning of Period      $14.47        $12.18      $12.50

 Income from Investment Operations:
  Net investment loss                       (0.04)        (0.02)      (0.02)
  Net gains (losses) from investments        4.31          2.43       (0.30)
  Total from investment operations           4.27          2.41       (0.32)

 Less Dividends and Distributions:
  In excess of net investment income          ---         (0.04)        ---
  From net realized gains                   (1.37)        (0.08)        ---

  Total distributions                       (1.37)        (0.12)        ---

 Net Asset Value, End of Period            $17.37        $14.47      $12.18

 Total Return                               30.07%        19.78%      (2.56%)(1)

 Ratios/Supplementary Data
  Net assets, end of period ($000)        $23,474       $18,273     $12,190
  Ratio of expenses to
   average net assets                        2.00%         2.00%       2.00%(2)
  Ratio of net investment loss to
   average net assets                       -0.28%        -0.18%      (0.43%)(2)
  Ratio of expenses to average net assets
   before waiver of fees                     2.37%         2.17%       2.68%(2)
  Ratio of net investment loss to average
   net assets before waiver of fees         -0.65%        -0.35%      (1.11%)(2)
  Portfolio turnover                        72.52%        86.13%      12.71%

* Date of commencement of operations
(1) Not Annualized
(2) Annualized

 See accompanying notes to financial statements.

INTERNATIONAL EQUITY FUND ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1.   ORGANIZATION

The Flex-Partners Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. Only the financial statements of The International Equity Fund (the "Fund") are in this report.

The investment objective of the Fund is to seek long-term growth from investing primarily in equity securities of foreign issuers.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Securities owned by the Fund are valued at 3:00 pm Eastern Time based on the last sales price, or, lacking any sales, at the closing bid prices. The Fund obtains prices from independent pricing services which use valuation techniques approved by the Board of Trustees. If prices cannot be obtained through independent pricing services, methods of valuation are used that have been approved by the Board of Trustees.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and Flex-Partners Funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

FOREIGN CURRENCY TRANSLATION

Accounting records of the Funds are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Fund denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

FORWARD CURRENCY CONTRACTS

The Fund may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income and distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified to capital.

ORGANIZATIONAL COSTS

The costs related to the organization of the Fund have been deferred and are being amortized on a straight-line basis over a five-year period.

EXPENSES

The Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on its relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Fund with investment management, research, statistical and advisory services. For such services, the Fund pays monthly fees at the annual rate of 1.00% of the average daily net asset value of the Fund. Under an Investment Subadvisory Agreement with RMA, Commercial Union Investment Management, Ltd serves as subadviser of the Fund. As subadviser, Commercial Union Investment Management, Ltd. is paid 1.00% of the 1.00% of average daily net assets up to $10 million, 0.30% of the 1.00% of average daily net assets exceeding $10 million up to $20 million, and 0.65% of the 1.00% of average daily net assets exceeding $20 million.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.10% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

RMA has voluntarily agreed to reimburse the Fund for the amount by which annual expenses (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed certain limitations. Such reimbursement is limited to the total of fees charged to the Fund by RMA and MFSCo. The Fund currently has a 2.00% annual expense limitation as a percentage of average daily net assets.

Certain officers and trustees of the Fund are also officers or directors of MII, RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan with Adviser Dealer Services (the "Distributor"). Under the provisions of the Distribution Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets to aid in the distribution of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor. Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets to reimburse securities dealers for personal services or maintenance of shareholder accounts.

4.   SECURITIES TRANSACTIONS

For the year ended December 31, 1999, the cost of purchases and proceeds from sales or maturities of long-term investments for the Fund were $13,730,741 and $14,232,933, respectively. The cost of investments for Federal income tax purposes and for financial reporting purposes is substantially the same.

5.   FEDERAL TAX INFORMATION (Unaudited)

During the year ended December 31, 1999, the Fund declared long-term capital gain distributions in the amount of $982,477.

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Flex-Partners Trust

We have audited the accompanying statements of assets and liabilities of The Flex-Partners Trust - International Equity Fund (Fund) including the portfolio of investments, as of December 31, 1999, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1999, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Flex-Partners Trust - International Equity Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
February 11, 2000